Document and Entity Information	Feb. 15, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Kadem Sustainable Impact Corp
Amendment Flag	false
Entity Central Index Key	0001843351
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40224
Entity Tax Identification Number	86-1306839
Entity Address, Address Line One	30 Broad Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(917)
Local Phone Number	841-6202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	KSICU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	KSI
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	KSICW
Security Exchange Name	NASDAQ